Business Combination	12 Months Ended
Dec. 31, 2019
Disclosure Of Business Combinations [Abstract]
Business Combination

6.   BUSINESS COMBINATION

6.1.	ACQUISITION OF ENEL DISTRIBUCIÓN GOÍAS (FORMERLY CELG DISTRIBUIÇÃO S.A.)

On February 14, 2017, the Company’s subsidiary Enel Brasil S.A. obtained the relevant authorizations from the antitrust authority, Conselho Administrativo de Defensa Econômica (“CADE”), and the sectoral regulator, Agência antimonopólica de Energía Eléctrica (ANEEL), and, consequently, it has proceeded to sign the respective purchase and sale contract for 99.88% of the capital stock of Enel Distribución Goias, for a total consideration of BRL 2,269 million (about US$720 million), which was the date from which the purchase accounting established in IFRS 3 Business Combinations, applies. Established in 1956 and with its headquarters in Goiania, Enel Distribución Goias operates in a territory covering more than 337,000Km2; its concession is in force until 2045 and it has a customer base of 2,828,459.

The purchase of Enel Distribución Goias was financed completely with funds raised in the capital increase of Enel Américas approved towards the end of 2012. This acquisition increases the number of customers of Enel Brasil by 2,828,459, reaching a total of 9,817,668 (the total number of customers before the acquisition was 6,989,209).

The functional currency of Enel Distribución Goias is the Brazilian Real (BRL). Enel Américas has converted the initial effects of the business combination into its presentation currency, using the exchange rate in effect on the date of acquisition. At each reporting period-end, the financial statements of Enel Distribución Goias are converted using the accounting criterion specified in Note 2.7.3.

Since of the date of acquisition, Enel Distribución Goias contributed revenue of ThUS$1,519,239 and pretax losses of ThUS$30,826 to the profit and loss of Enel Américas for the period ended December 31, 2017. If the acquisition had occurred in January 1, 2017, it is estimated that the consolidated revenue for the year ended December 31, 2017 would have increased by ThUS$1,624,297 and the consolidated gain before tax would have decreased by ThUS$35,585.

a)    Identifiable assets acquired and identifiable liabilities assumed

Definitive values

	Final Fair Value	Final Fair Value
Identifiable net assets acquired	ThR$	ThUS$
Cash and cash equivalents	29,643	9,538
Other current non-financial assets	198,054	63,727
Trade and other current receivables	973,382	313,199
Inventories	24,618	7,921
Current tax assets	2,173	699
Other non-current financial assets	89,514	28,802
Other non-current non-financial assets	698,435	224,731
Trade and other non-current receivables	204,480	65,794
Intangible assets other than goodwill	5,936,985	1,910,306
Property, plant and equipment	42,998	13,845
Other current financial liabilities	(480,165)	(154,500)
Trade and other current payables	(1,754,071)	(564,395)
Other current provision	(33,965)	(10,929)
Other non-current financial liabilities	(562,823)	(181,096)
Other non-current payables	(1,584,665)	(509,888)
Other non-current provision	(712,465)	(229,245)
Deferred tax liabilities	(529,958)	(170,521)
Provisions for non-current employee benefits	(273,502)	(88,003)
Total	2,268,668	729,985

a)	Determination of the Goodwill

Definitive values

	ThR$	ThUS$
Cash consideration transferred	2,268,667	729,975
(-) Net assets acquired and liabilities assumed	(2,268,667)	(729,975)
Goodwill determined	—	—

b)	The amounts paid to obtain control of CELG are shown below:

Cash and Cash equivalents to obtain control of CELG	ThUS$
Amounts paid for the acquisition in cash and cash equivalents	(729,975)
Amounts of cash and cash equivalents in the acquired entity	9,573
Total	(720,402)

6.2.	ACQUISITION OF ENEL DISTRIBUCIÓN SAO PAULO S.A. (FORMERLY ELETROPAULO METROPOLITANA DE ELETRICIDADE DE SAO PAULO S.A.)

On April 17, 2018, the Company’s subsidiary Enel Brasil S.A., through its 100% owned subsidiary Enel Investimentos Sudeste S.A. (Enel Sudeste), launched a voluntary public tender offer for all the shares issued by the Brazilian electric power distributor Enel Distribución Sao Paulo S.A. subject to the acquisition of more than 50% of such shares in order to obtain control thereof.

On June 4, Enel Sudeste received the approval of the Brazilian authority for Free Competition, or Conselho Administrativo de Defensa Econômica  (“CADE”). On the same date, the success of the public tender offer and the acquisition of the initial auction was confirmed, which was perfected through the payment of the price and transfer of the shares in favor of Enel Sudeste, which took place on June 7, 2018, the date on which the purchase accounting was established in IFRS 3, Business Combinations, applies. Specifically, 122,799,289 shares were acquired, all of the same class, corresponding to 73.38% of the capital stock of Enel Distribución Sao Paulo S.A. for a total of ThR$5,552,984 (approximately US$1,484 million).

In addition, on June 11, 2018, the ANEEL issued a technical note approving the taking over of control of Enel Distribución Sao Paulo S.A., which occurred with the purchase of the shares mentioned in the preceding paragraphs. This technical note was published by ANEEL on June 26, 2018.

Given that the shareholders of Enel Distribución Sao Paulo S.A. had until July 4, 2018 to sell the remaining shares to Enel Sudeste at the same price offered in the public tender offer (R$45.22 per share), additional increases in participation ocurred during the months of June and July. In effect, on June 22 and 30 and July 2 and 4, 2018, 4,692,338,  4,856,462,  14,525,826 and 9,284,666 shares were acquired, respectively, equivalent to a total of ThBRL 1,516,362 (approximately US$ 384 million). These subsequent acquisitions represented an increase in Enel Sudeste’s ownership from 73.38% to 95.05%.

On September 19, 2018, the Board of Directors of Enel Distribución Sao Paulo S.A. approved an increase in the company’s capital stock in the amount of ThBRL 1,500,000, through the issuance of 33,171,164 new shares. Enel Sudeste participated in this capital increase, acquiring 33,164,964 of the new shares (approximately US$ 395 million), thus increasing its ownership interest to 95.88% of the company.

The functional currency of Enel Distribución Sao Paulo S.A. is the Brazilian Real (BRL). Enel Américas has converted the initial effects of the business combination into its presentation currency using the exchange rate prevailing at the date of acquisition. At each reporting period end, the financial statements of Enel Distribución Sao Paulo S.A. are converted following the accounting criteria detailed in Note 2.7.3.

Enel Distribución Sao Paulo S.A. has a concession area covering 4,526 km², which concentrates most of the gross domestic product and the highest population density in Brazil, with 1,581 consumer units per km², corresponding to 33.3% of the total electricity consumed in the State of Sao Paulo and 9.3% of the total in Brazil. It serves a demand of approximately 7.2 million consumer units, has 7,355 employees of its own, and has an infrastructure made up of 156 substations.

Since the date of acquisition, Enel Distribución Sao Paulo S.A. has contributed revenue of ThUS$2,214,855 and pretax losses of ThUS$39,227  to the profit and loss of Enel Américas for the period ended December 31, 2018. If the acquisition had occurred on January 1, 2018, it is estimated that the consolidated revenue for the year ended December 31, 2018 would have increased by ThUS$3,587,161 and the consolidated gain before tax would have decreased by ThUS$14,678.

Assets acquired and liabilities assumed at the acquisition date

	Fair Value	Fair Value
Identifiable net assets acquired	ThR$	ThUS$
Cash and cash equivalents	1,037,105	273,439
Other current non-financial assets	400,311	105,544
Trade and other current receivables	3,948,137	1,040,949
Inventories	275,129	72,539
Current tax assets	41,179	10,857
Other non-current financial assets	3,205,469	845,140
Other non-current non-financial assets	1,056,711	278,608
Trade and other non-current receivables	205,249	54,115
Intangible assets other than goodwill	11,055,574	2,914,866
Property, plant and equipment	65,804	17,350
Investment property	44,049	11,714
Deferred tax assets	3,229,417	851,455
Other current financial liabilities	(2,266,501)	(597,576)
Trade and other current payables	(3,551,676)	(936,420)
Other current provision	(759,862)	(200,342)
Other current non-financial liabilities	(600,990)	(158,454)
Other non-current financial liabilities	(2,505,299)	(660,537)
Other non-current payables	(567,355)	(149,586)
Other non-current provision	(2,788,278)	(735,146)
Deferred tax liabilities	(3,009,203)	(793,394)
Provisions for non-current employee benefits	(3,327,621)	(877,347)
Total	5,187,349	1,367,774

(*) Includes contingent liabilities in the amount of ThR$ 1,252,000  (ThUS$330,097), which the Company recorded as liabilities assumed at the date of acquisition. The main contingent liabilities identified in the business combination are disclosed in Note 34.3.b.32-50.

Determination of goodwill

Definitive values

	ThR$	ThUS$
Cash consideration transferred	7,069,345	1,863,874
Non-controlling interests assumed in the acquisition	256,616	67,658
(-) Net assets acquired and liabilities assumed	(5,187,349)	(1,367,674)
Goodwill determined	2,138,612	563,858

Goodwill is mainly attributable to the value of the synergies that are expected to be achieved through the integration of Enel Distribución Sao Paulo S.A. into the Group. These synergies are related, among others, to the generation of new businesses, efficiencies in investments and administrative costs.

The amounts paid to obtain control of Enel Distribución Sao Paulo S.A. are shown below:

Cash and Cash equivalents to obtain control of Enel Distribución Sao Paulo	ThUS$
Amounts paid for the acquisition in cash and cash equivalents	(1,863,874)
Amounts of cash and cash equivalents in the acquired entity	273,439
Total	(1,590,435)